WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	COMMUNICATIONS — 1.7%
11,286	IAC, Inc.*	$582,358
	CONSUMER DISCRETIONARY — 14.7%
8,174	Boot Barn Holdings, Inc.*	626,455
12,400	Caesars Entertainment, Inc.*	605,244
36,332	Clarus Corp.	343,338
5,744	Fox Factory Holding Corp.*	697,149
8,605	Planet Fitness, Inc. - Class A*	668,350
6,418	Texas Roadhouse, Inc.	693,529
27,285	Topgolf Callaway Brands Corp.*	589,902
4,708	Wingstop, Inc.	864,295
		5,088,262
	CONSUMER STAPLES — 5.8%
2,924	Casey's General Stores, Inc.	632,929
2,997	Five Below, Inc.*	617,292
12,920	Performance Food Group Co.*	779,593
		2,029,814
	ENERGY — 3.6%
14,983	Matador Resources Co.	713,940
52,441	Permian Resources Corp.	550,630
		1,264,570
	FINANCIALS — 3.5%
4,872	Evercore, Inc. - Class A	562,131
3,788	Primerica, Inc.	652,445
		1,214,576
	HEALTH CARE — 15.5%
29,774	AdaptHealth Corp.*	370,091
7,435	Arrowhead Pharmaceuticals, Inc.*	188,849
8,670	AtriCure, Inc.*	359,371
4,267	Axsome Therapeutics, Inc.*	263,189
9,732	Azenta, Inc.*	434,242
18,238	Bridgebio Pharma, Inc.*	302,386
9,938	Halozyme Therapeutics, Inc.*	379,532
13,445	Insmed, Inc.*	229,237
4,129	Keros Therapeutics, Inc.*	176,308
23,333	NanoString Technologies, Inc.*	230,997
2,961	Natera, Inc.*	164,395
2,387	Repligen Corp.*	401,875
12,749	Rocket Pharmaceuticals, Inc.*	218,390
2,725	Shockwave Medical, Inc.*	590,862

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
17,797	Surgery Partners, Inc.*	$613,463
6,891	Tandem Diabetes Care, Inc.*	279,844
4,234	Ultragenyx Pharmaceutical, Inc.*	169,783
		5,372,814
	INDUSTRIALS — 14.7%
4,593	Applied Industrial Technologies, Inc.	652,803
12,982	CryoPort, Inc.*	311,568
6,441	John Bean Technologies Corp.	703,937
11,776	Mercury Systems, Inc.*	601,989
2,968	Saia, Inc.*	807,533
4,782	Tetra Tech, Inc.	702,524
7,682	Timken Co.	627,773
14,926	WillScot Mobile Mini Holdings Corp.*	699,731
		5,107,858
	MATERIALS — 7.2%
15,607	Avient Corp.	642,384
8,248	Ingevity Corp.*	589,897
13,232	Trex Co., Inc.*	644,001
8,012	UFP Industries, Inc.	636,714
		2,512,996
	REAL ESTATE — 1.7%
9,989	Rexford Industrial Realty, Inc. - REIT	595,844
	TECHNOLOGY — 27.6%
19,583	ACI Worldwide, Inc.*	528,349
7,263	BILL Holdings, Inc.*	589,320
5,377	Euronet Worldwide, Inc.*	601,686
12,036	Five9, Inc.*	870,083
27,574	Health Catalyst, Inc.*	321,789
9,756	MACOM Technology Solutions Holdings, Inc.*	691,115
6,602	Power Integrations, Inc.	558,793
15,643	Privia Health Group, Inc.*	431,903
9,647	Procore Technologies, Inc.*	604,192
4,564	Science Applications International Corp.	490,448
11,125	Shift4 Payments, Inc. - Class A*	843,275
17,505	Smartsheet, Inc. - Class A*	836,739
4,824	SPS Commerce, Inc.*	734,695
4,370	WEX, Inc.*	803,599

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,226	WNS Holdings Ltd. - ADR*	$673,246
		9,579,232
	TOTAL COMMON STOCKS
	(Cost $31,373,882)	33,348,324

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 3.8%
1,314,689	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[1]	1,314,689
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,314,689)	1,314,689
	TOTAL INVESTMENTS — 99.8%
	(Cost $32,688,571)	34,663,013
	Other Assets in Excess of Liabilities — 0.2%	58,957
	Net Assets — 100.0%	$34,721,970

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.